ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	May 17, 2019	Sep. 30, 2018 CNY (¥)	Aug. 31, 2017
Variable Interest Entity, Consolidated, Carrying Amount, Assets		$ 36,913	¥ 261,112,000		¥ 430,101,000
Equity Method Investment, Ownership Percentage				49.00%		49.00%
Changchun Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%	100.00%
Denong [Member]
Equity Method Investment, Ownership Percentage		98.58%	98.58%
Linze Origin [Member]
Equity Method Investment, Ownership Percentage		100.00%	100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets			¥ 37,415,000		37,415,000
Plant and Equipment [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets			35,238,000		35,238,000
Land Use Rights [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets			¥ 2,177,000		¥ 2,177,000
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49